Benefit Plans - Plan Assets (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 102,605	$ 87,815
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80,395	69,450
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,210	18,365
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151	289
Cash and cash equivalents | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	151	289
Cash and cash equivalents | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Cash and cash equivalents | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Equity Securities | PQ Corporation Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	45.00%
Equity Securities | Eco Services Pension Equity Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	40.00%
Equity Securities | Eco Services Hourly Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	60.00%
U.S. investment funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 28,040	23,344
U.S. investment funds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28,040	23,344
U.S. investment funds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
U.S. investment funds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
International investment fundsc
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,770	15,485
International investment fundsc | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	18,770	15,485
International investment fundsc | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
International investment fundsc | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Fixed income securities | PQ Corporation Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	55.00%
Fixed income securities | Eco Services Pension Equity Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	60.00%
Fixed income securities | Eco Services Hourly Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Target asset plan allocation percentage	40.00%
Government securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 16,766	14,379
Government securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,766	14,379
Government securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Government securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,668	14,782
Corporate bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	16,668	14,782
Corporate bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Corporate bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,210	18,365
Insurance contracts | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Insurance contracts | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,210	18,365
Insurance contracts | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Investment fund bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,171
Investment fund bonds | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1,171
Investment fund bonds | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets
Investment fund bonds | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets